Segment and Customer Reporting (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment and Customer Reporting
Sale of batteries and battery systems	$ 17,053	$ 9,968	$ 42,514	$ 31,376
Sale of services	7	117	533	1,050
Others	73	189	273	634
Total of Revenue with customers	$ 17,133	$ 10,274	$ 43,320	$ 33,060